Cover	Dec. 15, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	APx Acquisition Corp. I (the "Company") is filing this Amendment No. 1 on Form 8-K/A (the "Amendment") to amend and restate the Company's audited balance sheet as of December 9, 2021 that had been filed with the Company's Current Report on Form 8-K originally filed with the U.S. Securities and Exchange Commission (the "SEC") on December 15, 2021 (the "Original 8-K"). The Company previously presented that the Class A ordinary shares were valued at a price of $10.00 per Class A ordinary share. While the Company offered the units in the initial public offering at an offering price of $10.00 per unit, the Company deposited in the trust account $10.20 per Class A ordinary share, implying an initial value of $10.20 per Class A ordinary share. After discussion and evaluation, including with the Company's independent registered public accounting firm, Marcum LLP, the Company has concluded that the value of each Class A ordinary share should be considered $10.20 instead of $10.00. On August 16, 2022, the Audit Committee of the Board of Directors of the Company concluded, after discussion with the Company's management, that the Company's audited balance sheet as of December 9, 2021 filed as Exhibit 99.1 to the Current Report on Form 8-K filed with the SEC on December 15, 2021 should no longer be relied upon due to changes required to the value of the Class A ordinary share, as described above. The Board of Directors of the Company discussed with independent accountants and are in agreement with the matters as disclosed in this Amendment. The correction of the aforementioned error resulted from the erroneous value of each Class A ordinary share is reflected in Exhibit 99.1 included with this Amendment. The Company does not expect any of the above changes will have any impact on its cash position and cash held in the trust account.
Document Period End Date	Dec. 15, 2021
Entity File Number	001-41125
Entity Registrant Name	APX ACQUISITION CORP. I
Entity Central Index Key	0001868573
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Juan Salvador Agraz 65
Entity Address, Address Line Two	Contadero, Cuajimalpa de Morelos
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
Entity Address, Postal Zip Code	05370
Country Region	52
City Area Code	55
Local Phone Number	4744 1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	APXI
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	APXIW
Security Exchange Name	NASDAQ
Capital Units [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	APXIU
Security Exchange Name	NASDAQ